Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2014	2013	2012

Current tax (benefit)	$ (186)	$ (426)	$ (1,822)
Deferred tax expense	197	675	3,501

Total income tax expense	$ 11	$ 249	$ 1,679